Financial Information by Segment - Performance of Our Operating Segments Based on Revenue and Operating Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net revenue	$ 2,818,825	$ 2,386,527	$ 2,155,347
Operating income (loss)	109,132	(252,855)	(951,089)
Goodwill impairment charge		383,612	1,006,357
Depreciation and amortization	456,847	391,576	366,188
Restructuring charge	20,325	28,282	15,267
Stock-based compensation	15,665	21,215	29,879
Assets	7,067,928	6,672,701	6,330,374
Expenditures for property, plant and equipment	137,393	132,532	96,241
Professional Diagnostics [Member]
Segment Reporting Information [Line Items]
Net revenue	2,189,892	1,756,509	1,459,492
Operating income (loss)	243,080	248,097	134,687
Goodwill impairment charge
Depreciation and amortization	355,957	283,112	246,080
Restructuring charge	11,124	13,949	7,941
Stock-based compensation
Assets	6,214,847	5,826,756	4,913,491
Expenditures for property, plant and equipment	100,147	81,774	43,364
Health Information Solutions [Member]
Segment Reporting Information [Line Items]
Net revenue	535,422	534,514	598,819
Operating income (loss)	(73,432)	(439,872)	(1,024,809)
Goodwill impairment charge		383,612	1,006,357
Depreciation and amortization	96,427	108,383	120,617
Restructuring charge	9,203	13,194	7,249
Stock-based compensation
Assets	593,172	624,305	1,011,183
Expenditures for property, plant and equipment	41,775	46,850	48,410
Consumer Diagnostics [Member]
Segment Reporting Information [Line Items]
Net revenue	93,511	95,504	97,036
Operating income (loss)	12,707	10,442	11,310
Goodwill impairment charge
Depreciation and amortization	3,455	5,375	5,439
Restructuring charge		(57)	77
Stock-based compensation
Assets	192,748	199,422	207,795
Expenditures for property, plant and equipment	2,823	2,676	4,314
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Net revenue
Operating income (loss)	(73,223)	(71,522)	(72,277)
Goodwill impairment charge
Depreciation and amortization	1,008	716	654
Restructuring charge	(2)	1,196
Stock-based compensation	15,665	21,215	29,879
Assets	67,161	22,218	197,905
Expenditures for property, plant and equipment	$ 1,201	$ 1,232	$ 153